Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [text block] [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies have been applied consistently in the consolidated financial statements for all periods presented, unless otherwise stated.

a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). The Company’s financial statements have been prepared on a cost basis, except for liability related to warrants that are measured at fair value through profit or loss.

b.	Consolidated financial statements:

The consolidated financial statements include the financial statements of companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and its subsidiaries (the “Group”) are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intercompany balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

c.	Functional currency, reporting currency and foreign currency:

1.	Functional currency and reporting currency:

The presentation currency of the financial statements is the New Israeli Shekel (“NIS”).

The Company and its subsidiaries determine the functional currency of each entity, and this currency is used to separately measure each entity's financial position and operating results. The Company's functional currency is NIS.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences are recognized in profit or loss.

d.	Convenience translation into U.S. dollars:

The financial statements as of December 31, 2020 and for the year then ended have been translated into U.S. dollars using the exchange rate of the U.S. dollar as of December 31, 2020 (U.S. $1.00 = NIS 3.215). The translation was made solely for convenience purposes.

The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

e.	Cash and Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and which form part of the Group’s cash management.

f.	Restricted cash:

Restricted cash is primarily invested to secure credit card payments and is used as security for the Company’s lease commitment.

g.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

1.	Current taxes

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

h.	Property, plant, and equipment:

Property, plant, and equipment are measured at cost, including directly attributable costs, less accumulated depreciation.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Computers and Electronic Equipment	33
Laboratory and clinical experiments equipment	15
Leasehold improvements	(*)
Office furniture and equipment	7 - 15

(*)	Leasehold improvements are depreciated on a straight-line basis over the earlier of the lease term or the estimated useful life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least at the end of each reporting period and any changes are accounted for prospectively as a change in accounting estimate.

Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

i.	Research and development expenses:

Research and development expenses are recognized in profit or loss when incurred. The conditions enabling capitalization of development costs as an asset have not yet been met and, therefore, all development expenditures are recognized in profit or loss when incurred.

j.	Government grants:

Government grants are recognized when there is reasonable assurance that the grants will be received, and the Company will comply with the attached conditions. Government grants received from the Israel-U.S. Binational Industrial Research and Development (“BIRD”) Foundation are recognized upon receipt as a reduction in research and development expenses, as the Company evaluated that there is reasonable assurance that the Company will not be required to pay royalties, based on the best estimate of future sales using the original effective interest method.

k.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable.

If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs to dispose and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

The Company did not recognize any impairment of non-financial assets for any of the periods presented.

l.	Financial instruments:

Effective January 1, 2019, the Company adopted IFRS 9 “Financial Instruments.”

1.	Financial Assets

a)	Classification:

The financial assets of the Company are classified into the following two categories:

(i) financial assets at fair value through profit or loss, and (ii) financial assets at amortized cost. The classification is done on the basis of the Company’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets.

1)	Financial assets at amortized costs:

Financial assets at amortized cost are assets held pursuant to a business model whose objective is to hold assets in order to collect contractual cash flows and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are included in current assets, except for those with maturities greater than 12 months after the balance sheet date (in which case they are classified as non-current assets).

The Company’s financial assets at amortized cost are included in other receivables and bank deposits in the consolidated statements of financial position.

2)	Financial assets at fair value through profit or loss:

Financial assets at fair value through profit or loss are assets not measured at amortized cost in accordance with (1)(a) above. Assets in this category are classified as current assets if they are expected to be settled within 12 months; otherwise, they are classified as non-current assets.

3)	Recognition and measurement

Regular purchases and sales of financial assets are recognized on the settlement date, which is the date on which the asset is delivered to the Company or delivered by the Company. Investments are initially recognized at fair value plus transaction costs for all financial assets not recorded at fair value through profit or loss, except for trade receivables, which are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components.

Financial assets measured at fair value through profit or loss are initially recognized at fair value, and related transaction costs are expensed to profit or loss. Financial assets are derecognized when the rights to receive cash flow from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial assets at fair value through profit or loss are subsequently recorded at fair value. Financial assets at amortized cost are measured in subsequent periods at amortized cost using the effective interest method.

Gains or losses arising from changes in the fair value of financial assets at fair value through profit or loss are presented in the Statement of Comprehensive Loss under financial income or expenses.

4)	Impairment

The Company recognizes a loss allowance for expected credit losses on financial assets at amortized cost. At each reporting date, the Company assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. If the financial instrument is determined to have low credit risk at the reporting date, the Company assumes that the credit risk on a financial instrument has not increased significantly since initial recognition.

Prior to the effective date and adoption of IFRS 9, the financial assets of the Company were classified into the following categories: (i) financial assets at fair value through profit or loss, and (ii) loans and receivables. The classification depended on the purpose for which the financial assets were acquired. Also, prior to the adoption of IFRS 9, the Company assessed at December 31, 2018 whether there was any objective evidence that a financial asset or group of financial assets was impaired.

5)	Financial Liabilities:

a)	Financial liabilities at fair value through profit or loss

Warrants allotted to investors with a cashless exercise mechanism. In accordance with International Accounting Standard 32: “Financial Instruments: Presentation”, these warrants are classified as a “financial liability”. As the aforementioned liability is a non-equity derivative financial instrument, it is classified in accordance with IFRS 9 as a financial liability at fair value through profit or loss, which is measured at its fair value at each date of the balance sheet, with changes in the fair value carried to “profit from changes in fair value of warrants issued to investors” in the consolidated statement of loss and comprehensive loss.

b)	Financial liabilities at fair value through profit or loss

Trade payables and financial liabilities included in “other liabilities” are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

m.	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

The following table presents the Quantitative disclosures of the fair value measurement hierarchy for the Group’s liabilities.

	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(109)	(1,113)	(1,222)

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(134)	(2,038)	(2,172)

n.	Treasury shares

Treasury shares are measured at their acquisition cost and are presented as an offset against the Company’s equity. Any gain or loss deriving from the purchase, sale, issuance, or cancellation of treasury shares is recognized directly in equity.

o.	Employee benefit liabilities:

The Group has several employees’ benefits plans:

1.	Short-term employment benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

Post- employment benefit plans are normally funded by contributions to insurance companies and are classified as defined contribution plans.

The Company has defined contribution plans pursuant to Section 14 of the Israeli Severance Pay Law, into which the Company pays fixed contributions and has no legal or constructive obligation to pay further contributions on account of severance pay, even if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in current and prior periods.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

p.	Share-based payment transactions:

The Company’s employees and other service providers are entitled to remuneration in the form of equity-settled share-based payment transactions and certain employees and other service providers are entitled to remuneration in the form of cash-settled share-based payment transactions that are measured based on the increase in the Company’s share price.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

As for other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments granted.

In case where the fair value of the goods or services received as consideration of equity instruments cannot be measured, they are measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period in which the performance or service conditions are satisfied and ending on the date on which the relevant employees become fully entitled to the award (the “Vesting Period”).

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vested irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

If the Company modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

If a grant of an equity instrument is cancelled, it is accounted for as if it had vested on the cancellation date and any expense not yet recognized for the grant is recognized immediately. However, if a new grant replaces the cancelled grant and is identified as a replacement grant on the grant date, the cancelled and new grants are accounted for as a modification of the original grant, as described above.

q.	Loss per share:

Loss per share is calculated by dividing the net loss attributable to Company shareholders by the weighted number of outstanding ordinary shares during the period.

r.	Leases:

The Company has adopted IFRS 16 retrospectively from January 1, 2019 under the modified retrospective approach. The company has applied IFRS 16 in accordance with the cumulative catch-up approach using the practical expedient of calculating the liability based on the present value of the outstanding rentals and discounted on the incremental borrowing rate at the date of transition. The right of use asset was then set to equal the liability.

In applying IFRS 16 for the first time, the Company used the following practical expedient permitted by the standard:

Appling a single discount rate to a portfolio of leases with reasonably similar characteristics;

Accounting for operating leases with a remaining lease term of less than 12 months as of January 1, 2019, as short-term leases;

The Company has also elected not to reassess whether a contract is or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made by applying IAS-17 and IFRIC-4 to determining whether an arrangement contains a lease.

From January 1, 2019, the leases are recognized as right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the relative liability and financial cost. The financial cost is charged to profit or loss under Financial Expenses over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments (including in-substance fixed payments) and variable lease payments which are based on an index or a rate. Variable lease payments were not significant for the period.

The lease payments are discounted using the rate implicit in the lease. If this rate cannot be readily determined, the lessee uses its incremental borrowing rate, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The company re-measures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is re-measured by discounting the revised lease payments using a revised discount rate.

The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is re-measured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

A lease contract is modified, and the lease modification is not accounted for as a separate lease, in which case the lease liability is re-measured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

Right-of-use assets are measured at cost, being the amount of the initial measurement of the lease liability and are subsequently measured at cost less accumulated depreciation and impairment losses.

The company applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the ‘Property, Plant and Equipment’ policy.